Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000012133 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012133 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012133 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012133 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012133 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000012133 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012133 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012133 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012133 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012133 [Member] | Tax Exempt Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000012135 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012135 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012135 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012135 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000012135 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000012135 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012135 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012135 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012135 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012135 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012135 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012135 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012136 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012136 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012136 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012136 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000012136 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000012136 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000012136 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012136 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012136 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012136 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012136 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012136 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012143 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000012143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000012143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000012143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012143 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012143 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012143 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000012142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000012142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000012142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000012142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000012142 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012142 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012142 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%